Financial Instruments (Details 4) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Financial Instruments
Restricted cash	$ 2,824	$ 2,824
Due from related parties	18,792	10,597
Carrying value
Financial Instruments
Cash and cash equivalents	74,135	57,730
Restricted cash	2,824	2,824
Accounts receivable, net	5,183	7,904
Due from related parties	18,792	10,597
Equity investment in ZIM	28,693	28,693
Accounts payable	11,195	12,510
Accrued liabilities	19,281	24,705
Long-term debt, including current portion	2,874,387	2,951,120
Vendor financing, including current portion	35,673	64,367
Carrying value | Unsecured 3% Series 1 ZIM Notes due 2023
Financial Instruments
Receivable from ZIM	6,427	6,274
Carrying value | Unsecured 5% Series 2 ZIM Notes due 2023
Financial Instruments
Receivable from ZIM	31,700	30,923
Fair Value
Financial Instruments
Cash and cash equivalents	74,135	57,730
Restricted cash	2,824	2,824
Accounts receivable, net	5,183	7,904
Due from related parties	18,792	10,597
Equity investment in ZIM	37,690	32,873
Accounts payable	11,195	12,510
Accrued liabilities	19,281	24,705
Long-term debt, including current portion	2,876,290	2,953,327
Vendor financing, including current portion	35,492	64,026
Fair Value | Unsecured 3% Series 1 ZIM Notes due 2023
Financial Instruments
Receivable from ZIM	6,427	6,274
Fair Value | Unsecured 5% Series 2 ZIM Notes due 2023
Financial Instruments
Receivable from ZIM	$ 31,700	$ 30,923